Note 8 - Fair Value Transfer Between Levels - Assets (Details) € in Millions	12 Months Ended
Dec. 31, 2018 EUR (€)
Level 1 Of Fair Value Hierarchy Member | Financial Assets Held For Trading [Member]
Disclosure Of Level Transfer Asets Line Items
Transfers Out Of Level 1 Into Level 2 Of Fair Value Hierarchy Assets	€ 1,171
Transfers Into Level 3 Of Fair Value Hierarchy Assets	2
Transfers Out Of Level 3 Of Fair Value Hierarchy Assets	0
Level 1 Of Fair Value Hierarchy Member | Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member]
Disclosure Of Level Transfer Asets Line Items
Transfers Out Of Level 1 Into Level 2 Of Fair Value Hierarchy Assets	0
Transfers Into Level 3 Of Fair Value Hierarchy Assets	0
Transfers Out Of Level 3 Of Fair Value Hierarchy Assets	0
Level 1 Of Fair Value Hierarchy Member | Financial Assets at fair value through profit or loss
Disclosure Of Level Transfer Asets Line Items
Transfers Out Of Level 1 Into Level 2 Of Fair Value Hierarchy Assets	134
Transfers Into Level 3 Of Fair Value Hierarchy Assets	72
Transfers Out Of Level 3 Of Fair Value Hierarchy Assets	0
Level 1 Of Fair Value Hierarchy Member | Derivatives [Member]
Disclosure Of Level Transfer Asets Line Items
Transfers Out Of Level 1 Into Level 2 Of Fair Value Hierarchy Assets	0
Transfers Into Level 3 Of Fair Value Hierarchy Assets	0
Transfers Out Of Level 3 Of Fair Value Hierarchy Assets	118
Level 1 Of Fair Value Hierarchy Member | Total [Member]
Disclosure Of Level Transfer Asets Line Items
Transfers Out Of Level 1 Into Level 2 Of Fair Value Hierarchy Assets	1,305
Transfers Into Level 3 Of Fair Value Hierarchy Assets	74
Transfers Out Of Level 3 Of Fair Value Hierarchy Assets	118
Level 2 Of Fair Value Hierarchy Member | Financial Assets Held For Trading [Member]
Disclosure Of Level Transfer Asets Line Items
Transfers Into Level 3 Of Fair Value Hierarchy Assets	6
Transfers Out Of Level 2 Into Level 1 Of Fair Value Hierarchy Assets	2
Transfers Out Of Level 3 Of Fair Value Hierarchy Assets	2
Level 2 Of Fair Value Hierarchy Member | Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss [Member]
Disclosure Of Level Transfer Asets Line Items
Transfers Into Level 3 Of Fair Value Hierarchy Assets	67
Transfers Out Of Level 2 Into Level 1 Of Fair Value Hierarchy Assets	9
Transfers Out Of Level 3 Of Fair Value Hierarchy Assets	24
Level 2 Of Fair Value Hierarchy Member | Financial Assets at fair value through profit or loss
Disclosure Of Level Transfer Asets Line Items
Transfers Into Level 3 Of Fair Value Hierarchy Assets	515
Transfers Out Of Level 2 Into Level 1 Of Fair Value Hierarchy Assets	0
Transfers Out Of Level 3 Of Fair Value Hierarchy Assets	0
Level 2 Of Fair Value Hierarchy Member | Derivatives [Member]
Disclosure Of Level Transfer Asets Line Items
Transfers Into Level 3 Of Fair Value Hierarchy Assets	52
Transfers Out Of Level 2 Into Level 1 Of Fair Value Hierarchy Assets	0
Transfers Out Of Level 3 Of Fair Value Hierarchy Assets	49
Level 2 Of Fair Value Hierarchy Member | Total [Member]
Disclosure Of Level Transfer Asets Line Items
Transfers Into Level 3 Of Fair Value Hierarchy Assets	641
Transfers Out Of Level 2 Into Level 1 Of Fair Value Hierarchy Assets	11
Transfers Out Of Level 3 Of Fair Value Hierarchy Assets	€ 75